Provision for expected credit losses - Impact of changes in credit exposures on the provision for ECL (Details) - Loans and credit commitments $ in Billions, $ in Billions	12 Months Ended
	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 AUD ($)
Performing - Stage 1
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	$ 37.4
Net decrease in credit exposure on the provision for ECL			$ 15.6
Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL		$ 0.1	54.3
Non-performing - Stage 3
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	2.0		1.1
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	35.7
Net decrease in credit exposure on the provision for ECL			10.8
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	1.6		40.5
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	$ 1.9		$ 0.9